Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—122.6%
ANGOLA—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)(b)		$2,504,000	$ 2,529,040
AUSTRIA—1.3%
Benteler International AG
9.38%, 05/15/2028(a)(b)	EUR	3,000,000	3,288,361
10.50%, 05/15/2028(a)(b)		$6,819,000	7,249,627
Total Austria			10,537,988
BELGIUM—1.0%
Belfius Bank SA, VRN, (fixed rate to 05/06/2031, variable rate thereafter), 6.13%, 05/06/2031(a)(c)	EUR	7,600,000	8,022,059
BRAZIL—3.3%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(a)(b)		$4,164,000	4,018,454
Guara Norte SARL, 5.20%, 06/15/2034(a)(d)		349,809	325,241
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		12,526,000	13,193,861
Samarco Mineracao SA, 0.00% Cash or 9.00% PIK, 06/30/2031(a)(b)(e)		9,015,136	8,719,009
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(d)		313,213	326,258
Total Brazil			26,582,823
CANADA—1.3%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(d)		10,397,000	10,377,598
CHINA—0.0%
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(f)		3,609,000	198,495
COLOMBIA—0.1%
Ecopetrol SA, 8.88%, 01/13/2033(b)		410,000	422,585
ECUADOR—0.1%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(d)		448,684	481,363
FRANCE—6.2%
Bertrand Franchise Finance SAS
FRN, 6.49%, 07/18/2030(a)(b)(g)	EUR	1,812,000	1,892,063
FRN, 6.49%, 07/18/2030(a)(b)(g)		2,400,000	2,506,044
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		$5,011,000	5,380,987
Laboratoire Eimer Selas, 5.00%, 02/01/2029(a)(b)	EUR	13,500,000	12,891,725
Nova Alexandre III SAS
FRN, 8.04%, 07/15/2029(a)(b)(g)		4,147,000	4,288,784
FRN, 8.04%, 07/15/2029(a)(b)(g)		5,600,000	5,791,462
Societe Generale SA
VRN, (fixed rate to 05/26/2026, variable rate thereafter), 4.75%, 05/26/2026(a)(c)		$5,800,000	5,597,342
VRN, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(c)		10,420,000	10,941,563
Total France			49,289,970
	Shares or Principal Amount		Value

GEORGIA—0.0%
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(c)		$294,000	$ 292,658
GERMANY—11.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/2029(a)(b)	EUR	6,635,000	6,797,112
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/2030(a)(b)		8,875,000	8,528,101
Deutsche Bank AG, VRN, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)	GBP	6,700,000	8,267,991
HT Troplast GmbH
9.38%, 07/15/2028(a)(b)	EUR	7,884,000	8,643,424
9.38%, 07/15/2028(a)(b)		10,600,000	11,621,042
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)(e)		3,000,000	3,283,372
Landesbank Baden-Wuerttemberg, VRN, (fixed rate to 10/15/2030, variable rate thereafter), 6.75%, 10/15/2030(a)(c)		12,800,000	13,197,392
Motel One GmbH/Muenchen
7.75%, 04/02/2031(a)(b)		1,725,000	1,935,876
7.75%, 04/02/2031(a)(b)		2,300,000	2,581,169
PrestigeBidCo GmbH, FRN, 6.54%, 07/01/2029(a)(b)(g)		7,156,000	7,533,136
TK Elevator Holdco GmbH, 6.63%, 07/15/2028(a)(b)		17,212,500	17,919,840
Total Germany			90,308,455
IRELAND—1.4%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		$11,636,000	11,555,678
ITALY—1.8%
Optics Bidco SpA, 7.72%, 06/04/2038(a)(b)		3,273,000	3,437,000
Rossini SARL, FRN, 6.56%, 12/31/2029(a)(b)(g)	EUR	3,837,000	4,046,307
Telecom Italia Capital SA, 7.72%, 06/04/2038		$6,567,000	6,782,752
Total Italy			14,266,059
JAMAICA—0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 0.00% Cash or 9.00% PIK, 05/25/2027(b)(e)		1,500,211	1,496,460
JERSEY—2.8%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)(b)		11,740,000	11,651,655
Waga Bondco Ltd., 8.50%, 06/15/2030(a)(b)	GBP	8,644,000	10,702,429
Total Jersey			22,354,084
LUXEMBOURG—9.5%
Albion Financing 2 SARL, 8.75%, 04/15/2027(a)(b)		$11,735,000	11,956,780
Altice Financing SA, 5.75%, 08/15/2029(a)(b)		2,875,000	2,248,187
Cidron Aida Finco SARL
6.25%, 04/01/2028(a)(b)	GBP	5,993,000	7,077,536
6.25%, 04/01/2028(a)(b)		8,100,000	9,565,833

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
LUXEMBOURG (continued)
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK, 10/02/2025(a)(b)(e)	EUR	155,010	$ 160,999
7.250% Cash or 8.000% PIK, 10/02/2025(a)(b)(e)		5,201,647	5,402,616
Monitchem HoldCo 3 SA
8.75%, 05/01/2028(a)(b)		9,260,000	9,790,913
8.75%, 05/01/2028(a)(b)		12,500,000	13,216,675
Summer BC Holdco A SARL, 9.25%, 10/31/2027(a)(b)		16,128,842	16,773,896
Total Luxembourg			76,193,435
MEXICO—3.1%
Cemex SAB de CV, VRN, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(c)		$5,225,000	5,404,573
Petroleos Mexicanos
3.75%, 11/16/2025(a)	GBP	3,192,000	3,817,259
6.50%, 03/13/2027		$2,250,000	2,170,644
5.95%, 01/28/2031(b)		15,709,000	13,153,758
6.75%, 09/21/2047		875,000	602,934
Total Mexico			25,149,168
NETHERLANDS—1.3%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(c)	EUR	4,549,525	5,446,170
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$2,700,000	2,455,571
5.13%, 02/28/2030(a)(b)		3,000,000	2,729,002
Total Netherlands			10,630,743
NIGERIA—0.8%
Access Bank PLC, 6.13%, 09/21/2026(a)		526,000	516,934
BOI Finance BV, 7.50%, 02/16/2027(a)(h)	EUR	464,000	477,744
IHS Holding Ltd.
7.88%, 05/29/2030(a)(b)		$2,589,000	2,546,280
8.25%, 11/29/2031(a)(b)		3,000,000	2,944,890
Total Nigeria			6,485,848
PERU—0.0%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		522,000	330,877
SLOVENIA—2.5%
Summer BidCo BV
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(e)	EUR	8,151,614	8,646,758
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(e)		10,959,000	11,624,670
Total Slovenia			20,271,428
SOUTH AFRICA—0.1%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$400,000	346,900
	Shares or Principal Amount		Value

SPAIN—1.6%
Abanca Corp. Bancaria SA, VRN, (fixed rate to 07/14/2028, variable rate thereafter), 10.63%, 07/14/2028(a)(c)	EUR	3,000,000	$ 3,608,684
Grifols SA, 3.88%, 10/15/2028(a)(b)		10,000,000	9,314,922
Total Spain			12,923,606
SWEDEN—0.4%
Intrum AB
3.50%, 07/15/2026(a)(b)(f)		2,300,000	1,789,516
9.25%, 03/15/2028(a)(b)(f)		2,000,000	1,556,619
Total Sweden			3,346,135
SWITZERLAND—2.1%
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b)		$4,048,000	3,602,720
12.00%, 02/15/2031(a)(b)		12,772,000	13,144,452
Total Switzerland			16,747,172
TURKEY—0.8%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		5,742,000	5,917,062
Yapi ve Kredi Bankasi AS, VRN, (fixed rate to 01/17/2029, variable rate thereafter), 9.25%, 01/17/2034(a)(b)		262,000	275,179
Total Turkey			6,192,241
UKRAINE—0.1%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)		543,727	446,536
UNITED KINGDOM—26.1%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	16,650,000	17,423,852
Barclays PLC, VRN, (fixed rate to 12/15/2025, variable rate thereafter), 6.38%, 12/15/2025(a)(c)	GBP	3,000,000	3,728,179
BCP V Modular Services Finance II PLC, 6.13%, 11/30/2028(a)(b)		6,100,000	7,290,084
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)(b)	EUR	17,823,000	16,964,196
Bellis Acquisition Co. PLC
8.13%, 05/14/2030(a)(b)	GBP	2,900,000	3,444,689
8.13%, 05/14/2030(a)(b)		10,620,000	12,614,687
Bracken MidCo1 PLC, 6.750% Cash or 7.500% PIK, 11/01/2027(a)(b)(e)		10,000,000	12,135,640
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)(b)		$19,815,000	17,760,737
Edge Finco PLC, 8.13%, 08/15/2031(a)(b)	GBP	4,000,000	5,036,769
eG Global Finance PLC, 11.00%, 11/30/2028(a)(b)	EUR	7,800,000	9,067,059
EnQuest PLC, 11.63%, 11/01/2027(a)(b)		$23,350,000	23,643,743
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)	GBP	9,400,000	12,229,730
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)(b)		$3,519,000	3,688,243
Intu Properties PLC, 11.00%, 12/04/2025(i)(j)	GBP	5,149,021	6,441,727
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	8,200,000	8,821,430
OEG Finance PLC, 7.25%, 09/27/2029(a)(b)		3,499,000	3,793,571

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)	EUR	19,148,000	$ 21,212,818
Sherwood Financing PLC, 9.63%, 12/15/2029(a)(b)	GBP	11,028,000	13,639,427
Stonegate Pub Co. Financing PLC, FRN, 9.65%, 07/31/2029(a)(b)(g)	EUR	10,040,000	10,714,945
Total United Kingdom			209,651,526
UNITED STATES—43.1%
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		$24,822,000	21,072,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/2026(a)(b)	EUR	10,000,000	9,368,559
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		$12,550,000	12,499,590
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029(a)(b)		985,000	897,855
5.25%, 05/15/2030(a)(b)		12,110,000	10,324,638
10.88%, 01/15/2032(a)(b)		10,106,000	10,408,902
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)(b)		850,000	835,540
9.00%, 09/30/2029(a)(b)		6,266,000	6,417,336
8.25%, 06/30/2032(a)(b)		10,890,000	11,319,240
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(a)(b)		8,875,000	7,181,705
9.50%, 08/15/2029(a)(b)		9,168,000	9,150,533
CSC Holdings LLC
11.25%, 05/15/2028(a)(b)		2,452,000	2,431,293
6.50%, 02/01/2029(a)(b)		3,441,000	2,933,452
5.75%, 01/15/2030(a)(b)		5,407,000	3,138,161
4.13%, 12/01/2030(a)(b)		3,925,000	2,962,998
5.00%, 11/15/2031(a)(b)		862,000	457,605
Encore Capital Group, Inc., 9.25%, 04/01/2029(a)(b)		3,760,000	4,029,528
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)		17,389,000	18,117,703
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029(b)		11,511,000	10,738,739
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	9,253,000	9,791,047
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 05/15/2034(a)(b)		$3,000,000	2,893,477
7.25%, 02/15/2035(a)(b)		8,533,000	8,336,547
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		11,321,000	10,580,718
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		21,586,000	18,326,941
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)(b)		13,197,000	13,153,259
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/2032(a)(b)		646,000	656,018
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		11,180,000	10,586,418
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)		16,345,000	13,933,754
New Cotai LLC, 5.00%, 02/02/2027(i)(j)		1,172,583	2,057,648
Shares or Principal Amount			Value

Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/2034(a)(b)		$4,000,000	$ 4,078,296
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)		10,996,000	10,718,351
Sabre GLBL, Inc., 10.75%, 11/15/2029(a)(b)		10,771,000	11,112,107
Sanchez Energy Corp., 7.25%, 07/15/2023(f)(i)		257,000	3,213
Staples, Inc., 10.75%, 09/01/2029(a)(b)		16,546,000	16,215,805
Univision Communications, Inc.
8.00%, 08/15/2028(a)(b)		1,572,000	1,606,996
8.50%, 07/31/2031(a)(b)		14,161,000	14,223,422
Venture Global LNG, Inc., VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(c)		18,342,000	19,113,703
Vital Energy, Inc.
7.75%, 07/31/2029(a)(b)		1,335,000	1,339,777
9.75%, 10/15/2030(b)		4,612,000	4,901,606
7.88%, 04/15/2032(a)(b)		9,173,000	9,047,200
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029(b)		18,564,000	18,767,076
Total United States			345,729,428
Total Corporate Bonds			983,160,358
GOVERNMENT BONDS—4.7%
ARGENTINA—0.3%
Argentina Republic Government International Bonds
4.13%, 07/09/2035(b)(d)(k)		2,949,672	2,003,553
5.00%, 01/09/2038(b)(d)(k)		543,200	391,353
Total Argentina			2,394,906
COLOMBIA—1.3%
Colombia Government International Bonds, 8.38%, 11/07/2054(b)		10,769,000	10,482,580
ECUADOR—0.1%
Ecuador Government International Bonds, 5.50%, 07/31/2035(a)(d)(k)		1,115,094	730,197
EGYPT—1.5%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		11,649,000	10,494,642
8.50%, 01/31/2047(a)		1,223,000	978,554
7.90%, 02/21/2048(a)		928,000	703,819
Total Egypt			12,177,015
IVORY COAST—0.1%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(d)	EUR	919,000	773,660
NIGERIA—0.1%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$634,000	494,520
SENEGAL—1.3%
Senegal Government International Bonds
7.75%, 06/10/2031(a)(d)		11,135,000	10,173,340
6.75%, 03/13/2048(a)(d)		858,000	598,455
Total Senegal			10,771,795
Total Government Bonds			37,824,673

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
BANK LOANS—2.8%
LUXEMBOURG—0.6%
Albion Financing 3 SARL 2024 USD Term Loan B, 9.10%, 08/16/2029(g)		$4,975,000	$ 5,001,949
UNITED KINGDOM—2.1%
Amber Finco PLC 2024 EUR Term Loan B2, 06/11/2029(g)(l)	EUR	3,500,000	3,650,871
CD&R Firefly Bidco Ltd. 2024 GBP Term Loan B5, 06/21/2028(g)(l)	GBP	9,700,000	12,009,466
Impala Bidco 0 Ltd. GBP Term Loan B, 9.70%, 06/08/2028(g)		1,000,000	900,994
Total United Kingdom			16,561,331
UNITED STATES—0.1%
Masorange Holdco Ltd. 2024 USD Term Loan B4, 7.83%, 03/25/2031(g)		$992,500	994,361
MLN U.S. HoldCo LLC
USD 2nd Lien Term Loan B1, 11.39%, 10/18/2027(g)(i)		1,928,718	4,822
2022 Third Out Term Loan, 13.94%, 10/18/2027(g)		971,200	2,428
Total United States			1,001,611
Total Bank Loans			22,564,891
COMMON STOCKS—0.4%
AUSTRALIA—0.0%
BIS Industries Ltd.(i)(j)(m)		804,308	–
HONG KONG—0.2%
Studio City International Holdings Ltd., ADR(i)(m)		98,050	475,543
Studio City International Holdings Ltd., ADR(i)(m)		183,525	890,097
Total Hong Kong			1,365,640
UNITED STATES—0.2%
Foresight Energy LLC(i)(j)(m)		74,058	809,448
Larchmont Intermediate Holdco LLC(i)(j)		83	1,311
New Cotai LLC(i)(j)(m)		971,487	681,984
Thunderbird Resources Equity, Inc.(i)(j)(m)		7	–
Shares or Principal Amount		Value

TR Apparel Holdings LLC(m)	221	$ 220,961
TR Apparel Holdings LLC(m)	1	58,974
TR Apparel Holdings LLC(m)	1	117,950
Total United States		1,890,628
Total Common Stocks		3,256,268
SHORT-TERM INVESTMENT—4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(n)	34,616,563	34,616,564
Total Short-Term Investment		34,616,564
Total Investments (Cost $1,110,247,452)—134.8%		1,081,422,754
Liabilities in Excess of Other Assets—(34.8%)		(279,374,735)
Net Assets—100.0%		$802,048,019

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is in default.
(g)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2025.
(h)	Denotes the security is government guaranteed.
(i)	Illiquid security.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(k)	Step bond. Rate disclosed is as of January 31, 2025.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Non-income producing security.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
VRN	Variable Rate Note
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Income Credit Strategies Fund

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/18/2025	Royal Bank of Canada	GBP	644,402	USD	783,671	$798,953	$15,282
02/18/2025	Royal Bank of Canada	GBP	6,429,040	USD	8,002,311	7,970,958	(31,353)
Euro/United States Dollar
02/18/2025	Goldman Sachs & Co.	EUR	4,756,429	USD	4,960,666	4,937,433	(23,233)
02/18/2025	HSBC Bank PLC	EUR	4,458,958	USD	4,595,170	4,628,642	33,472
02/18/2025	UBS AG	EUR	3,135,997	USD	3,245,017	3,255,336	10,319
Hong Kong Dollar/United States Dollar
02/18/2025	HSBC Bank PLC	HKD	236,165	USD	30,325	30,321	(4)
02/18/2025	Morgan Stanley & Co.	HKD	167,309	USD	21,497	21,480	(17)
02/18/2025	Royal Bank of Canada	HKD	214,014	USD	27,493	27,477	(16)
02/18/2025	UBS AG	HKD	52,934	USD	6,797	6,796	(1)
						$21,677,396	$4,449

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/18/2025	Citibank N.A.	USD	3,457,851	GBP	2,833,007	$3,512,465	$(54,614)
02/18/2025	Goldman Sachs & Co.	USD	4,592,385	GBP	3,690,663	4,575,818	16,567
02/18/2025	UBS AG	USD	17,773,260	GBP	14,236,762	17,651,257	122,003
02/18/2025	UBS AG	USD	112,690,518	GBP	91,714,944	113,711,532	(1,021,014)
United States Dollar/Euro
02/18/2025	Deutsche Bank AG	USD	1,776,956	EUR	1,710,516	1,775,609	1,347
02/18/2025	Deutsche Bank AG	USD	306,228,512	EUR	296,834,036	308,129,900	(1,901,388)
02/18/2025	UBS AG	USD	22,650,058	EUR	21,536,246	22,355,797	294,261
02/18/2025	UBS AG	USD	7,499,386	EUR	7,242,629	7,518,243	(18,857)
United States Dollar/Hong Kong Dollar
02/18/2025	Citibank N.A.	USD	454,596	HKD	3,535,804	453,952	644
02/18/2025	Goldman Sachs & Co.	USD	15,604	HKD	121,550	15,606	(2)
02/18/2025	Morgan Stanley & Co.	USD	27,164	HKD	211,452	27,148	16
02/18/2025	UBS AG	USD	30,534	HKD	237,684	30,516	18
						$479,757,843	$(2,561,019)
Unrealized appreciation on forward foreign currency exchange contracts							$493,929
Unrealized depreciation on forward foreign currency exchange contracts							$(3,050,499)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
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Notes to Portfolio of Investments  (concluded)
January 31, 2025 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
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